Redeemable Convertible Preferred Stock - Schedule of Redeemable Preferred Shares (Details) - USD ($) $ in Thousands	Jul. 22, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)						186,554,160
Redeemable convertible preferred stock, issued (in shares)						171,535,213
Redeemable convertible preferred stock, outstanding (in shares)		0				171,535,213	147,038,267	102,039,134
Redeemable convertible preferred stock		$ 0	$ 0	$ 334,439	$ 334,439	$ 334,439	$ 217,115	$ 64,355
Aggregate liquidation preference						$ 430,041
Legacy Sema4 Shareholder payout	$ 230,000
Common Stock
Temporary Equity [Line Items]
Issuance of Class B common stock to Sponsor (in Shares)	148,543,062
Series A-1 redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)		0				55,399,943
Redeemable convertible preferred stock, issued (in shares)		0				55,399,943
Redeemable convertible preferred stock, outstanding (in shares)		0				55,399,943
Redeemable convertible preferred stock		$ 0	0	51,811	51,811	$ 51,811
Aggregate liquidation preference		$ 0				$ 55,000
Series A-2 redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)		0				64,718,940
Redeemable convertible preferred stock, issued (in shares)		0				49,700,364
Redeemable convertible preferred stock, outstanding (in shares)		0				49,700,364
Redeemable convertible preferred stock		$ 0	0	46,480	46,480	$ 46,480
Aggregate liquidation preference		$ 0				$ 49,342
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)		0				41,937,960
Redeemable convertible preferred stock, issued (in shares)		0				41,937,960
Redeemable convertible preferred stock, outstanding (in shares)		0				41,937,960
Redeemable convertible preferred stock		$ 0	0	118,824	118,824	$ 118,824
Aggregate liquidation preference		$ 0				$ 204,302
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)		0				24,497,317
Redeemable convertible preferred stock, issued (in shares)		0				24,496,946
Redeemable convertible preferred stock, outstanding (in shares)		0				24,496,946
Redeemable convertible preferred stock		$ 0	$ 0	$ 117,324	$ 117,324	$ 117,324
Aggregate liquidation preference		$ 0				$ 121,397